Initial Public Offering (Details) - USD ($)			1 Months Ended		6 Months Ended
	Apr. 02, 2021	Dec. 31, 2020	Feb. 19, 2021	Feb. 19, 2021	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Share issued (in Dollars per share)		$ 0.35			$ 0.35
Proceeds form offering costs (in Dollars)					$ 325,000,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued				32,500,000
Description of warrant consists				Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”).
Share issued (in Dollars per share)		0.20			$ 0.20
Gross proceeds (in Dollars)				$ 325,000,000.0
Proceeds form offering costs (in Dollars)				18,500,000
Deferred underwriting comissions (in Dollars)				$ 11,400,000
Option to purchase shares				2,000,000
Shares forfeited	500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued			2,500,000	2,500,000
Share issued (in Dollars per share)			$ 10.00	$ 10.00
Warrant [Member] | Class A Ordinary Shares
Initial Public Offering (Details) [Line Items]
Common stock warrants exercise price per share			$ 11.50	$ 11.50
Proposed Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Common stock warrants exercise price per share		$ 2.00
Description of warrant consists		Each Unit will consist of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”).
Share issued (in Dollars per share)		$ 10.00
Proposed Public Offering [Member] | Warrant [Member] | Class A Ordinary Shares
Initial Public Offering (Details) [Line Items]
Number of shares in a unit		1
Common stock warrants exercise price per share		$ 11.50
Proposed Public Offering [Member] | Maximum [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued		27,500,000
Proposed Public Offering [Member] | Underwriters [Member] | Maximum [Member]
Initial Public Offering (Details) [Line Items]
Units issued on exercise of underwriters option		31,625,000